FOREIGN EXCHANGE POSITION (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 29,678,928	€ 31,173,624	€ 27,067,368
Fair value as of the balance sheet date of foreign currency total liabilities	€ 22,768,716	€ 23,830,041	€ 20,759,384